RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2026
RIGHT-OF-USE ASSETS

13 RIGHT-OF-USE ASSETS

Right-of-use assets relate to office space leased by the Group. The amount in respect of leases are as follows:

Properties
USD
At April 1, 2024	357,202
Amortisation	(125,575)
Modification adjustment (a)	(5,955)
At March 31, 2025	225,672
Addition (b)	87,768
Amortisation	(184,649)
Modification adjustment (a)	18,874
Exchange realignment	(585)
At March 31, 2026	147,080

(a)	For a lease in Monaco, there were rent reviews in February 2025 and 2026 and modification adjustments were made to account for the change in monthly rent.

(b)	In April 2025, the Group entered into a lease agreement in United Kingdom which expires in September 2026.